Policyholder liabilities and unallocated surplus - Analysis of movements, US (Details) - Operating segments after elimination of intra-group amounts, before unallocated - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	$ 385,492	$ 521,236
Premiums	39,431	41,070
Surrenders	(20,562)	(21,498)
Maturities/deaths/other claim events	(6,273)	(6,187)
Net flows	12,596	13,385
Investment-related items and other movements	45,102	45,746
Policyholder liabilities on the consolidated statement of financial position	440,984	385,492
Average policyholder liability balances	426,979	367,980
US insurance operations
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	269,549	236,380
Premiums	18,671	20,976
Surrenders	(15,832)	(17,342)
Maturities/deaths/other claim events	(3,708)	(3,387)
Net flows	(869)	247
Investment-related items and other movements	27,833	32,922
Policyholder liabilities on the consolidated statement of financial position	296,513	269,549
Average policyholder liability balances	283,031	252,965
US insurance operations | Variable annuity separate account
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	195,070	163,301
Premiums	14,990	12,776
Surrenders	(11,300)	(12,767)
Maturities/deaths/other claim events	(1,854)	(1,564)
Net flows	1,836	(1,555)
Transfers between general and separate account	(2,190)	951
Investment-related items and other movements	24,346	32,373
Policyholder liabilities on the consolidated statement of financial position	219,062	195,070
Average policyholder liability balances	207,066	179,186
US insurance operations | General account and other business
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	74,479	73,079
Premiums	3,681	8,200
Surrenders	(4,532)	(4,575)
Maturities/deaths/other claim events	(1,854)	(1,823)
Net flows	(2,705)	1,802
Transfers between general and separate account	2,190	(951)
Investment-related items and other movements	3,487	549
Policyholder liabilities on the consolidated statement of financial position	77,451	74,479
Average policyholder liability balances	75,965	$ 73,779
US insurance operations | General account and other business | In-force fixed and fixed index annuity
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	$ 27,300